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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number: _____
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:             First Carolina Investors, Inc.
Address:          1130 East Third Street
                  Charlotte, NC 28204

Form 13F File Number: 28-05173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brent D. Baird
Title:            Chairman
Phone:            (716) 849-1484

Signature, Place, and Date of Signing:

S/ Brent D. Baird          Buffalo, New York                December 28, 1999
-----------------------    ----------------------------     -----------------
[Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                        ---------

Form 13F Information Table Entry Total:        12
                                        ---------

Form 13F Information Table Value Total:  $106,825
                                        ---------
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


             NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
------------------------  --------------   ---------   --------     --------------------  ----------  --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                        VALUE       SHRS OR    SH/  PUT/  INVESTMENT  OTHER     -------------------
NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  HOME
------------------------  --------------   ---------   --------     --------------------  ----------  --------  -------------------
Acme Elec Corp                 Com         004644100     5117        941,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Barrister Information
Sys Corp                       Com New     068659200     5274      1,757,910                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Bell Inds Inc.                 Com         078107109     2630        592,700                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Ecology & Environment
Inc.                           Cl A        278878103     2869        425,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Exolon ESK Co                  Com         302101100     1165         64,700                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

First Un Real Est Eq &
Mtg Invts                      Sh Ben Int  337400105     4500      1,000,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

M&T BK Corp                    Com         55261F104    71500        130,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Marine Trans Corp.             Com         567912100     2494        700,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Merchants Group Inc.           Com         588539106     3021        135,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Oglebay Norton Co              Com         677007106     2181         98,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Tandycrafts Inc                Com         875386104     1261        347,761                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------

Todd Shipyards Corp Del        Com         889039103     4813        700,000                Sole                  X
-----------------------------------------------------------------------------------------------------------------------------------